Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating Leased Assets [Line Items]
Rent expense	$ 18,864	$ 15,267	$ 11,760
Capital lease transactions	10,595	15,513	$ 8,378
Letters of credit outstanding, amount	11,777	17,274
Surety Bond [Member]
Operating Leased Assets [Line Items]
Surety bonds	123,427	87,849
Siemens [Member]
Operating Leased Assets [Line Items]
Letters of credit outstanding, amount	857	901
Siemens [Member] | Surety Bond [Member]
Operating Leased Assets [Line Items]
Surety bonds	$ 2,469	$ 12,970
Minimum [Member]
Operating Leased Assets [Line Items]
Lessor, operating lease, term of contract	5 years
Minimum [Member] | Surety Bond [Member]
Operating Leased Assets [Line Items]
Financial instruments, commitments, expiration period	12 months
Maximum [Member]
Operating Leased Assets [Line Items]
Lessor, operating lease, term of contract	20 years
Maximum [Member] | Surety Bond [Member]
Operating Leased Assets [Line Items]
Financial instruments, commitments, expiration period	10 years